Long-Term Investments (Details) ¥ in Thousands, $ in Thousands					6 Months Ended
	Feb. 06, 2024 shares	Oct. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024	Jul. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Long-Term Investments [Line Items]
Interest percentage		99.00%	98.90%	99.00%	9.00%			9.00%	35.00%
Partners capital			¥ 111,200
Returned investment			¥ 10,000
Impairment provision					¥ 10,500	$ 1,400
Capital injected					33,397			$ 4,662
Investment loss							¥ (264)
Matson [Member]
Long-Term Investments [Line Items]
Acquire ordinary shares (in Shares) | shares	3,560
Zibo Hengxin Investment Fund [Member]
Long-Term Investments [Line Items]
Purchase of investment		¥ 10,000		¥ 120,000
Huzhou Zheyou [Member]
Long-Term Investments [Line Items]
Capital injected											¥ 1,750	¥ 1,750
Investment loss					118
UNEX EV B.V. [Member]
Long-Term Investments [Line Items]
Capital injected										¥ 736
Investment loss					¥ 48
Matson [Member]
Long-Term Investments [Line Items]
Percentage of equity shares	26.25%
Ordinary shares (in Shares) | shares	30,000,000